Notes Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Receivable [Abstract]
NOTES RECEIVABLES

NOTE 7 — NOTES RECEIVABLES

On February 24, 2023, the Company entered into a Subscription Agreement and a Convertible Loan Note Instrument (the “Note”) (collectively the “Agreements”) with Investment A. Pursuant to the Agreements, the Company agrees to subscribe an aggregate amount of $1,673,525 notes, in batches, which are payable on or before January 31, 2024 and bears a fixed interest rate of 8% per annum. The maturity of the notes receivables is on April 30, 2024.

As of March 31, 2023, the carrying amount of the notes receivables was $588,858.

In accordance to ASC Topic 326, the Company accounts for its allowance for credit losses on note receivable using the CECL model. Periodic changes to the allowance for credit losses are recognized in the condensed consolidated statements of operations. For the three months ended March 31, 2023, there were minimal estimated credit losses to notes receivables.

NOTE 7 — LOANS RECEIVABLES, NET

The Company’s loan portfolio was as follows:

	As of December 31,
	2022	2021
Mortgage loans	$1,589,871	$3,908,925
Personal loans to affiliates, unsecured	—	76,799
Total loans	1,589,871	3,985,724
Less: allowance for loan losses	—	(76,799)
Loans receivables, net	$1,589,871	$3,908,925

Reclassifying as:
Current portion	$517,479	$123,611
Non-current portion	1,072,392	3,785,314
Loans receivables, net	$1,589,871	$3,908,925

The interest rates on loans issued ranged between 9.00% and 10.00% (2021: 6.25% to 10.00%) per annum for the year ended December 31, 2022. Mortgage loans are secured by collateral in the pledge of the underlying real estate properties owned by the borrowers.

Mortgage loans are made to either business or individual customers in Hong Kong for a period of 3 to 25 years.

The following table presents the activity in the allowance for loan losses for the fiscal years:

	As of December 31,
	2022	2021
Balance at beginning of year	$76,799	$88,436
Written-off	(76,799)	(11,637)
Balance at end of year	$—	$76,799

For the years ended December 31, 2022 and 2021, the Company had no provision for the allowance of loan losses.

Allowance for loan losses is estimated on a bi-annual basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

Age Analysis of Loans by Class

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Interest and fees continue to accrue on past due loans until the date the loan is placed in nonaccrual status, if applicable. The following table includes an aging analysis of loans as of the dates indicated. Also included in the table below are loans that are 90 days or more past due as to interest and principal and still accruing interest, because they are well-secured and in the process of collection.

	As of December 31,
	2022	2021
Within credit term	$1,589,871	$3,908,925
Past due:
30 – 59 days	—	—
60 – 89 days	—	—
90 or more days due and still accruing interest	—	—
Nonaccrual	—	—
Total loans	$1,589,871	$3,908,925

Loan Maturity By Class

The following table presents the maturities of loan balances for the years presented:

	As of December 31,
Maturities	2022	2021
Within 1 year	$517,479	$123,611
1 – 5 years	76,040	1,160,591
5 – 10 years	149,342	939,081
More than 10 years	847,010	1,685,642
Total loans	$1,589,871	$3,908,925

Interest on loans receivable is accrued and credited to income as earned. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 180 days (The further extension of loan past due status is subject to management final approval and on case-by-case basis).

Credit Quality Information

The Company uses internally-assigned risk grades to estimate the capability of borrowers to repay the contractual obligations of their loan agreements as scheduled or at all. The Company’s internal risk grade system is based on experiences with similarly graded loans and the assessment of borrower credit quality, such as, credit risk scores, collateral and collection history. Individual credit scores are assessed by credit bureau, such as TransUnion. Internal risk grade ratings reflect the credit quality of the borrower, as well as the value of collateral held as security. The Company requires collateral arrangements to all mortgage loans and has policies and procedures for validating the reasonableness of the collateral valuations on a regular basis. Management believes that these policies effectively manage the credit risk from advances.

The Company’s internally assigned risk grades are as follows:

Pass:    Loans are of acceptable risk.

Other Assets Especially Mentioned (OAEM):    Loans have potential weaknesses that deserve management’s close attention.

Substandard:    Loans reflect significant deficiencies due to several adverse trends of a financial, economic or managerial nature.

Doubtful:    Loans have all the weaknesses inherent in a substandard loan with added characteristics that make collection or liquidation in full based on currently existing facts, conditions and values highly questionable or improbable.

Loss:    Loans have been identified for charge-off because they are considered uncollectible and of such little value that their continuance as bankable assets is not warranted.

The following table presents credit quality exposures by internally assigned risk ratings as of the dates indicated:

	As of December 31,
Credit grades	2022	2021
Pass	$1,589,871	$3,908,925
OAEM	—	—
Substandard	—	—
Doubtful	—	—
Loss	—	—
Total loans	$1,589,871	$3,908,925